Ordinary Share - Additional Information (Details) - USD ($)	Dec. 10, 2021	Sep. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2018	Jul. 17, 2017
Class Of Stock [Line Items]
Ordinary shares, authorized amount		$ 50,000					$ 50,000
Ordinary shares, shares authorized							50,000
Ordinary shares, par value							$ 1
Ordinary shares, shares, issued		50,000
Ordinary shares, subdivided into multiple shares		500,000,000
Founders | 2017 Plan
Class Of Stock [Line Items]
Ordinary shares, shares, issued						10,000,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000	50,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares, issued			42,812,245	42,812,245
Stockholders' Equity Note, Stock Split	four ADSs to one Class A ordinary share
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			34,248,442	34,248,442	34,248,442
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares, issued			32,937,193	32,937,193